Supplementary cash flow information	12 Months Ended
Dec. 31, 2022
Supplementary cash flow information
Supplementary cash flow information

25.Supplementary cash flow information

The following additional information is provided with respect to net cash provided by (used in) investing activities for the years ended December 31, 2022, 2021 and 2020:

Details for net cash provided by (used in) investing activities in € THOUS
	2022	2021	2020
Details for acquisitions
Assets acquired	(830,460)	(547,146)	(337,300)
Liabilities assumed	16,407	70,143	41,761
Noncontrolling interests(1)	188,469	120,197	37,140
Non-cash consideration	578,009	12,482	33,804
Cash paid	(47,575)	(344,324)	(224,595)
Less cash acquired	58,101	19,518	9,759
Net cash paid for acquisitions	10,526	(324,806)	(214,836)

Cash paid for investments	(23,311)	(77,010)	(10,899)
Cash paid for intangible assets	(46,348)	(32,355)	(33,250)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	(59,133)	(434,171)	(258,985)

Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	60,161	52,444	14,608
Proceeds from divestitures	60,161	52,444	14,608
(1)	Includes noncontrolling interests subject to put provisions in the amount of €26,801 for the year ended December 31, 2020, which was previously disclosed separately.

The following table shows a reconciliation of debt to net cash provided by (used in) financing activities for 2022:

Reconciliation of debt to net cash provided by (used in) financing activities in € THOUS
			Non-cash changes
					Amortization
			Acquisitions	Foreign	of debt
	January 1,	Cash	(net of	currency	issuance costs			December 31,
	2022	Flow	divestitures)	translation	and discounts	Other		2022

Short-term debt from unrelated parties	1,178,353	(511,657)	(52)	(453)	—	(1,178)		665,013
Short-term debt from related parties	77,500	(73,500)	—	—	—	—		4,000
Long-term debt (excluding Accounts Receivable Facility)(1)	7,314,915	246,277	527	200,846	10,055	(1,549)		7,771,071
Accounts Receivable Facility	—	94,962	—	(1,206)	(31)	—		93,725
Lease liabilities from unrelated parties	4,630,100	(752,884)	(10,763)	218,744	—	439,863	(2)	4,525,060
Lease liabilities from related parties	119,281	(22,268)	—	25	—	56,665	(2)	153,703
(1)	Cash Flow excluding repayments of variable payments outstanding for acquisitions in the amount of €3,975.
(2)	Includes newly concluded leases, lease modifications and reassessments of leases with third parties and related parties. Furthermore, interest expense in the amount of €151,317, net of interest paid (included in Net cash provided by (used in) operating activities), are included.

The following table shows a reconciliation of debt to net cash provided by (used in) financing activities for 2021:

Reconciliation of debt to net cash provided by (used in) financing activities in € THOUS
			Non-cash changes
					Amortization
			Acquisitions	Foreign	of debt
	January 1,	Cash	(net of	currency	issuance costs			December 31,
	2021	Flow	divestitures)	translation	and discounts	Other		2021

Short-term debt from unrelated parties	62,950	1,115,777	164	(531)	—	(7)		1,178,353
Short-term debt from related parties	16,320	61,180	—	—	—	—		77,500
Long-term debt (excluding Accounts Receivable Facility)(1)	7,808,460	(812,002)	11,421	294,437	9,423	3,176		7,314,915
Accounts Receivable Facility	—	—	—	—	—	—		—
Lease liabilities from unrelated parties	4,352,267	(675,639)	42,600	297,110	—	613,762	(2)	4,630,100
Lease liabilities from related parties	140,020	(21,315)	—	90	—	486	(2)	119,281
(1)	Cash Flow excluding repayments of variable payments outstanding for acquisitions in the amount of €19,314 and debt issuance cost relating to undrawn credit facilities in the amount of €7,590.
(2)	Includes newly concluded leases, lease modifications and reassessments of leases with third parties and related parties. Furthermore, interest expense in the amount of €143,160, net of interest paid (included in Net cash provided by (used in) operating activities), are included.

Interest payments are included in operating activities in the consolidated statements of cash flows in the amount of €349,537 and €331,837 as of December 31, 2022 and 2021. Accrued interest is presented in the consolidated balance sheets under Current provisions and other current liabilities. For further information see note 12.